Mundoval Fund
		Schedule of Investments
	September 30, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aerospace & Defense
3,500	Airbus SE **	$ 203,770	0.73%

Aircraft Engines & Engine Parts
4,000	RTX Corp.	669,320	2.41%

Beverages
10,000	LVMH Moët Hennessy Louis Vuitton **	1,223,100	4.40%

Cable & Other Pay Television Services
2,064	The Walt Disney Company	236,328	0.85%

Electronic Computers
8,000	Apple Inc.	2,037,040	7.32%

Fire, Marine & Casualty Insurance
1,600	Berkshire Hathaway Inc. Class B *	804,384	2.89%

Food and Kindred Products
2,000	Mondelēz International, Inc. Class A	124,940
3,500	Nestlé S.A. **	321,195
		446,135	1.60%

Guided Missiles & Space Vehicles & Parts
700	Lockheed Martin Corporation	349,447	1.26%

Hospital & Medical Service Plans
1,400	Elevance Health, Inc.	452,368
700	Humana Inc.	182,119
1,400	UnitedHealth Group Inc.	483,420
		1,117,907	4.02%

Industrial Inorganic Chemicals
400	Linde PLC (United Kingdom)	190,000	0.68%

Insurance Agents, Brokers & Service
800	Arthur J. Gallagher & Co.	247,792	0.89%

National Commercial Banks
25,000	Bank of America Corporation	1,289,750
500	Capital One Financial Corporation	106,290
		1,396,040	5.02%

Natural Gas Distribution
1,200	Cheniere Energy, Inc.	281,976	1.01%

Perfumes, Cosmetics & Other Toilet Preparations
2,000	The Estée Lauder Companies Inc. Class A	176,240
17,000	Haleon PLC **	152,490
		328,730	1.18%

Petroleum Refining
1,000	Marathon Petroleum Corporation	192,740	0.69%

Pharmaceutical Preparations
2,200	AstraZeneca PLC **	168,784
15,000	Novo Nordisk A/S **	832,350
1,100	Zoetis Inc. Class A	160,952
		1,162,086	4.18%

Retail - Catalog & Mail-Order Houses
600	Amazon.com, Inc. *	131,742	0.47%

Retail - Family Clothing Stores
9,000	The TJX Companies, Inc.	1,300,860	4.68%

Retail - Variety Stores
100	Costco Wholesale Corporation	92,563	0.33%

Rubber & Plastics Footwear
8,000	NIKE, Inc. Class B	557,840	2.01%

Search, Detection, Navigation, Guidance, Aeronautical Systems
800	Northrop Grumman Corp.	487,456	1.75%

Security Brokers, Dealers & Flotation Companies
150	BlackRock, Inc.	174,881
2,500	The Charles Schwab Corporation	238,675
		413,556	1.49%

Semiconductors & Related Devices
6,500	Taiwan Semiconductor Manufacturing Company Ltd. **	1,815,385	6.53%

Services - Business Services, NEC
5,000	MasterCard Incorporated Class A	2,844,050
1,000	Visa Inc. Class A	341,380
		3,185,430	11.45%

Services - Commercial Physical & Biological Research
1,300	IQVIA Holdings, Inc. *	246,922	0.89%

Services - Computer Programming, Data Processing, Etc.
10,000	Alphabet Inc. Class A	2,431,000
10,000	Alphabet Inc. Class C	2,435,500
		4,866,500	17.49%

Services - Prepackaged Software
800	Microsoft Corporation	414,360
600	Paycom Software, Inc.	124,884
		539,244	1.94%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
6,000	Unilever PLC **	355,680	1.28%

Special Industry Machinery, NEC
300	ASML Holding N.V. **	290,427	1.04%

Sugar & Confectionery Products
4,500	The Hershey Company	841,725	3.03%

Total for Common Stocks (Cost - $8,465,301)		26,012,125	93.50%

MONEY MARKET FUNDS
1,826,003	Goldman Sachs Financial Square Government Fund
	Institutional Class 3.99% ***	1,826,003	6.56%
	(Cost - $1,826,003)

	Total Investment Securities	27,838,128	100.06%
	(Cost - $10,291,305)

	Liabilities in Excess of Other Assets	(16,731)	-0.06%

	Net Assets	$ 27,821,397	100.00%

* Non-Income Producing Securities.
** ADR - American Depositary Receipt.
*** The yield shown represents the 7-day yield at September 30, 2025.